Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000002934 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002934 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | MKS Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002934 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002934 | TTM Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002934 | MYR Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002934 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002934 | Ultra Clean Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002934 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000002934 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002934 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002934 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002934 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002934 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002934 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002934 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002934 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002934 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002934 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000002933 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002933 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | MKS Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002933 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002933 | TTM Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002933 | MYR Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002933 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002933 | Ultra Clean Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002933 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000002933 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002933 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002933 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002933 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002933 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002933 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002933 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002933 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002933 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002933 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000061068 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061068 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | MKS Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061068 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061068 | TTM Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061068 | MYR Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061068 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061068 | Ultra Clean Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061068 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000061068 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000061068 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000061068 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000061068 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000061068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000061068 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000061068 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000061068 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000061068 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061068 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000002931 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002931 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | MKS Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002931 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002931 | TTM Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002931 | MYR Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002931 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002931 | Ultra Clean Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002931 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000002931 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002931 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002931 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002931 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002931 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002931 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002931 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002931 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002931 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002931 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000002912 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002912 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002912 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002912 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002912 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002912 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002912 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002912 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002912 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002912 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002912 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000002912 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002912 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000002912 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002912 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002912 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002912 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002912 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002912 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002912 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002912 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002912 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000002912 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000002912 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002912 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002912 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002912 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002914 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002914 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002914 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002914 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002914 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002914 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002914 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002914 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002914 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002914 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002914 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000002914 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002914 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000002914 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002914 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002914 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002914 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002914 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002914 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002914 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002914 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000002914 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000002914 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002914 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002914 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002914 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000061063 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061063 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061063 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061063 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061063 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061063 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061063 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061063 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061063 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061063 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061063 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000061063 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000061063 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000061063 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061063 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061063 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061063 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000061063 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000061063 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000061063 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000061063 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000061063 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000061063 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000061063 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000061063 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061063 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061063 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002911 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002911 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002911 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002911 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002911 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002911 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002911 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002911 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002911 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002911 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002911 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000002911 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002911 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000002911 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002911 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002911 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002911 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002911 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002911 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002911 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002911 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002911 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000002911 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000002911 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002911 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002911 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002911 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002922 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002922 | Bridgebio Pharma Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002922 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002922 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002922 | Microchip Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002922 | BrightSpring Health Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002922 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002922 | Lumentum Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002922 | Applied Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002922 | OSI Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002922 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002922 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000002922 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002922 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000002922 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002922 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000002922 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002922 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002922 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002922 | Energy and Energy Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002922 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002922 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002921 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002921 | Bridgebio Pharma Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002921 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002921 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002921 | Microchip Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002921 | BrightSpring Health Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002921 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002921 | Lumentum Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002921 | Applied Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002921 | OSI Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002921 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002921 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000002921 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002921 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000002921 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002921 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000002921 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002921 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002921 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002921 | Energy and Energy Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002921 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002921 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061065 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061065 | Bridgebio Pharma Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061065 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061065 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061065 | Microchip Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061065 | BrightSpring Health Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061065 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061065 | Lumentum Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061065 | Applied Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061065 | OSI Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061065 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061065 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000061065 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000061065 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000061065 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000061065 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000061065 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000061065 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000061065 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000061065 | Energy and Energy Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000061065 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000061065 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002919 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002919 | Bridgebio Pharma Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002919 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002919 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002919 | Microchip Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002919 | BrightSpring Health Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002919 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002919 | Lumentum Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002919 | Applied Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002919 | OSI Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002919 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002919 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000002919 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002919 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000002919 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002919 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000002919 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002919 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002919 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002919 | Energy and Energy Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002919 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002919 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002918 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002918 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002918 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002918 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002918 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | RB Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002918 | The Home Depot Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002918 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002918 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002918 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002918 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002918 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000002918 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002918 | Retail
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002918 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000002918 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000002918 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002918 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002918 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002918 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002916 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002916 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002916 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002916 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002916 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002916 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002916 | RB Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002916 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002916 | The Home Depot Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002916 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002916 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002916 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002916 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002916 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000002916 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002916 | Retail
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002916 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000002916 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000002916 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002916 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002916 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002916 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000061064 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061064 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061064 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061064 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061064 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061064 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061064 | RB Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061064 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061064 | The Home Depot Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061064 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061064 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000061064 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000061064 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000061064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000061064 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000061064 | Retail
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000061064 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000061064 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000061064 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061064 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061064 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000061064 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002917 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002917 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002917 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002917 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002917 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002917 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002917 | RB Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002917 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002917 | The Home Depot Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002917 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002917 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002917 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002917 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000002917 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002917 | Retail
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002917 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000002917 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000002917 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002917 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002917 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002917 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002928 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002928 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002928 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002928 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002928 | Burnham Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002928 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002928 | Rush Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002928 | Capital City Bank Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002928 | Nobility Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002928 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002928 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002928 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002928 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002928 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002928 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002928 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000002928 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000002928 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002928 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002928 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002928 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002930 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002930 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002930 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002930 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002930 | Burnham Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002930 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002930 | Rush Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002930 | Capital City Bank Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002930 | Nobility Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002930 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002930 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002930 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002930 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002930 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002930 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002930 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000002930 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000002930 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002930 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002930 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002930 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061067 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061067 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061067 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061067 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061067 | Burnham Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061067 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061067 | Rush Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061067 | Capital City Bank Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061067 | Nobility Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061067 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061067 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000061067 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061067 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061067 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000061067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061067 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061067 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000061067 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000061067 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061067 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061067 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061067 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002927 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002927 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002927 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002927 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002927 | Burnham Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002927 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002927 | Rush Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002927 | Capital City Bank Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002927 | Nobility Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002927 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002927 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002927 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002927 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002927 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002927 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002927 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000002927 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000002927 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002927 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002927 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002927 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%